Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended		22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	106 Months Ended	108 Months Ended	120 Months Ended
	Dec. 30, 2016	Oct. 31, 2015	Oct. 31, 2017	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025
PGIM INCOME BUILDER FUND - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		$ 9,550.45			$ 10,005.01		$ 10,750.54		$ 10,607.89		$ 11,776.30		$ 11,371.37		$ 13,798.58		$ 11,866.78		$ 12,322.14		$ 15,399.68	$ 17,257.01
PGIM INCOME BUILDER FUND - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000			10,385.84		11,080.74		10,849.32		11,968.92		11,463.56		13,809.81		11,793.12		12,149.72		15,073.55	16,766.07
PGIM INCOME BUILDER FUND - Class R
Account Value [Line Items]
Line Graph and Table Measure Name				Class R
Accumulated Value		10,000			10,439.84		11,191.2		11,014.6		12,212.64		11,750.16		14,228.37		12,214.92		12,638.03		15,762.77	17,623.85
PGIM INCOME BUILDER FUND - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000			10,498.37		11,303.2		11,181.65		12,460.62		12,052.43		14,668.54		12,637.04		13,151.13		16,480.81	18,531.29
PGIM INCOME BUILDER FUND - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value	$ 10,000.00		$ 10,658.37			$ 10,543.89		$ 11,738.22		$ 11,353.11		$ 13,819.99		$ 11,917.84		$ 12,402.97		$ 15,543.92		$ 17,462.46
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value	10,000	10,000	11,690.636398355882		10,450.908267390418	12,549.458613872537	12,920.702583317365	14,347.317707917156	13,869.88841379935	15,740.513923250817	15,856.914769706695	22,495.39214985417	17,396.70040028718	19,208.578238179933	24,862.313868921134	21,156.867465009054	21,229.667744932092	29,200.089428539548	23,382.952201685926	35,464.227444596494	32,272.466447206276	39,195.704968054124
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,320.132363874802		$ 10,437.01852578497	$ 10,108.228722348698	$ 10,531.19643115119	$ 11,271.602989306297	$ 10,314.959003693453	$ 11,969.013899206899	$ 11,502.126231428207	$ 11,911.78777251831	$ 12,213.800367614718	$ 10,043.71651056141	$ 12,155.403870370066	$ 10,079.48916447262	$ 10,249.127408653238	$ 11,142.498621200863	$ 10,285.631673513373	$ 11,828.756761132168	$ 11,370.381461816789	$ 12,070.674735127051